Leases (Details)			6 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jun. 30, 2022
Disclosure Of Leases Text Block Abstract
Average expected life			5 years
Present value of future lease payments percentage	10.00%	10.00%